Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 347,486	$ 1,098,691
Accounts and notes receivable, net	37,010,458	43,322,463
Inventories	511,160	427,193
Other receivables, net	1,423,563	71,242
Other receivable - related party	165,075	1,397,042
Prepayments and advances, net	12,566,372	1,569,162
Prepayment - related party	456,399	2,725,423
Prepaid expenses	25,000	40,458
Total current assets	52,505,513	50,651,674
PROPERTY PLANT AND EQUIPMENT, net	1,659,520	2,748,409
Total assets	54,165,033	53,400,083
CURRENT LIABILITIES:
Short term bank loans - in default	24,686,899	26,062,665
Accounts payable	12,841,076	10,340,072
Customer deposits	635,762	903,034
Other payables	372,913	369,780
Other payables - related parties	757,737	195,763
Loans payable - employees	4,593,874
Accrued liabilities	3,083,929	1,217,584
Taxes payable	80,860	178,190
Accrued contingent liabilities	6,591,185	4,430,787
Total current liabilities	53,644,235	43,697,875
COMMITMENTS AND CONTINGENCIES (Note 14)
SHAREHOLDERS' EQUITY:
Preferred shares, $0.001 par value, 1,000,000 shares authorized, no shares issued or outstanding
Ordinary shares, $0.001 par value, 74,000,000 shares authorized, 7,174,626 and 5,488,649 shares issued and outstanding as of June 30, 2019 and 2018, respectively	7,175	5,489
Additional paid-in-capital	54,237,082	48,360,368
Deferred stock compensation	(3,161,200)	(2,825,000)
Deficit	(64,031,446)	(49,642,916)
Statutory reserves	6,248,092	6,248,092
Accumulated other comprehensive income	7,221,095	7,556,175
Total shareholders' equity	520,798	9,702,208
Total liabilities and shareholders' equity	$ 54,165,033	$ 53,400,083